27. Impairment (Details 1)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Producing properties relating to oil and gas activities in brazil several CGUs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Post-tax discount rates, excluding inflation	7.10%	6.80%
RTM in Brazil [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Post-tax discount rates, excluding inflation	6.10%	6.40%
RTM in Brazil - postponed projects [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Post-tax discount rates, excluding inflation	7.40%	7.80%
Gas logistics [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Post-tax discount rates, excluding inflation	6.40%	6.30%
Transport in Brazil [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Post-tax discount rates, excluding inflation	5.40%
Transport in Brazil [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Post-tax discount rates, excluding inflation	4.30%
Transport in Brazil [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Post-tax discount rates, excluding inflation	5.80%